Loans to group companies	12 Months Ended
Dec. 31, 2022
Aegon N.V [member]
Statement [LineItems]
Loans to group companies
9 Loans to group companies

	2022	2021

At January 1	1,829	1,392

Additions / (repayments)	(502)	308

Other changes	109	128

At December 31	1,435	1,829

Current	932	639

Non-current	503	1,190
The other changes in Loans to group companies mainly relate to currency exchange rate fluctuations.